COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease commitments:
Lease expenses	$ 424,000	$ 416,000	$ 408,000
Future minimum rental payments under non-cancelable operating leases, due 2014	636,000
Future minimum rental payments under non-cancelable operating leases, due 2015	646,000
Future minimum rental payments under non-cancelable operating leases, due 2016	623,000
Future minimum rental payments under non-cancelable operating leases, due 2017	534,000
Future minimum rental payments under non-cancelable operating leases, due 2018	468,000
Future minimum rental payments under non-cancelable operating leases, due 2019 and thereafter	964,000
Total future minimum rental payments under non-cancelable operating leases	3,871,000
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	215,000	233,000	239,000
Limco Piedmont Inc [Member] | Minimum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	3,500
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	$ 8,000
Lease expiration date	Dec. 31, 2017